Revenue Recognition (Change to Prior Revenue Guidance Related to Classification in The Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Service revenue and sales	$ 1,782,648	$ 1,666,724	$ 1,576,881
Cost of services provided and goods sold	1,228,644	1,150,532	1,115,431
Selling, general and administrative expenses	270,209	$ 276,652	$ 243,572
ASC 605 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Service revenue and sales	1,811,408
Cost of services provided and goods sold	1,238,698
Selling, general and administrative expenses	288,915
Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Service revenue and sales	(28,760)
Cost of services provided and goods sold	(10,054)
Selling, general and administrative expenses	(18,706)
ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Service revenue and sales	1,782,648
Cost of services provided and goods sold	1,228,644
Selling, general and administrative expenses	$ 270,209